Commitments and contingencies (Details)	12 Months Ended
Sep. 30, 2021 USD ($)
Commitments and contingencies
Litigation expenses settled, included in operating expenses.	$ 150,000
Less than 1 year
Commitments and contingencies
Future payments pursuant to the leases	$ 28,000